TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TRADE AND OTHER RECEIVABLES.
Trade receivables	$ 1,125	$ 1,042	$ 1,003
Less: provision for bad and doubtful debts	(69)	(54)	(64)	$ (47)
Trade receivables - net	1,056	988	939
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	28	48	33
Other receivables	92	76	83
Prepayments	82	73	83
Total trade and other receivables, current	1,258	1,185	1,138
Other non-current assets	16
Total trade and other receivables	$ 1,274	$ 1,185	$ 1,138